Sep. 30, 2024
(Eaton Vance CLO Investment Grade Income ETF)
Investment Objective
Eaton Vance CLO Investment Grade Income ETF (the “Fund”) seeks current income, with a secondary objective of capital preservation.
Fees and Expenses
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee[1]	0.20%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.20%
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
2	Other Expenses have been estimated for the current fiscal year.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$20	$64

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Fund.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) and does not seek to track the performance of any particular index. The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade-rated debt  tranches of collateralized loan obligations (“CLOs”) of any maturity. Investment grade CLO securities are rated inclusive and above BBB- by S&P Global Ratings or Baa3 Moody’s Investors Service, Inc. (or equivalent rating issued by a nationally recognized statistical rating organization (“NRSRO”)), or if unrated, determined to be of comparable credit quality by the Adviser. The Fund will not invest in any CLO equity security or in any CLO debt security rated below BB-/Ba3 or if unrated, determined to be of comparable credit quality by the Adviser. For purposes of complying with its 80% investment policy, the Fund may invest in CLO investments directly or indirectly, for example by investing in closed-end funds and exchange-traded funds (“ETFs”) or derivatives that provide investment and economic exposure to investment-grade rated CLO debt investments. The Fund will provide shareholders with at least sixty days’ written notice of any change in this 80% investment policy.
For purposes of the Fund’s investment policies,  CLOs are trusts that are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and including “covenant lite” loans, which have few or no financial maintenance covenants.  The Fund may purchase CLO securities both in the primary (e.g., purchased directly from the issuer) and secondary markets. The Adviser uses a bottom-up analysis to select CLO investments which considers several factors, including an assessment of the CLO manager, the CLO’s underlying collateral, an analysis of the  CLO’s documentation and structural terms. The Fund’s portfolio is constructed using this security-level analysis, combined with a top-down overlay which incorporates the Adviser’s credit views as well as risk factor positioning. The Fund intends to invest primarily in CLO securities that are U.S.-dollar denominated. However, the Fund may from time to time invest up to 20% of its net assets in CLO securities that are denominated in foreign currencies. To the extent the Fund invests in non-U.S. dollar denominated securities, it may seek to hedge its exposure to foreign currency to U.S. dollars, as described more fully below.
The Fund may purchase up to 20% of its net assets in other types of investment grade-rated fixed-rate or floating-rate bonds that are not CLOs; shares of  ETF and closed end funds; below investment grade  CLOs, non-US denominated investment grade CLOs; and private credit CLOs. Private credit CLOs, often commonly referred to as “middle-market” CLOs, are collateralized by directly-originated loans to generally small or medium-sized firms and/or by loans of a small or medium size. The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions.
The Fund may invest in derivatives in order to seek to mitigate risks associated with the Fund’s existing portfolio of CLO securities. The Fund’s use of derivatives will be limited to currency forward contracts or futures contracts to hedge certain foreign currency exposure. Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. For example, this technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. The Fund’s portfolio management utilizes the information provided by, and the expertise of affiliates in making investment decisions. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
When deemed by the Adviser to be relevant to its evaluation of  creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.

Performance Information
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund, by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the benchmark index selected for the Fund. Performance information for the Fund will be available online at www.eatonvance.com or by calling toll-free 800-836-2414.